UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06128

Putnam Sustainable Leaders Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Sustainable Leaders Fund
Class A [PNOPX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.82%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$6,615,387,548
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSA-0226

Putnam Sustainable Leaders Fund
Class C [PNOCX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$83	1.58%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$6,615,387,548
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSC-0226

Putnam Sustainable Leaders Fund
Class R [PNORX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$57	1.07%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$6,615,387,548
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSR-0226

Putnam Sustainable Leaders Fund
Class R6 [PSLGX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.50%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$6,615,387,548
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSR6-0226

Putnam Sustainable Leaders Fund
Class Y [PNOYX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$30	0.57%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$6,615,387,548
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSY-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Sustainable Leaders
Fund
Financial Statements and Other Important Information
Semi-Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

O
a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $123.36 $129.24 $101.80 $92.24 $128.40 $98.08
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.30 0.29 0.33 0.09 0.23
Net realized and unrealized gains (losses) 12.36 5.15 30.36 16.64 (21.77) 38.43
Total from investment operations ........ 12.42 5.45 30.65 16.97 (21.68) 38.66
Less distributions from:
Net investment income .............. — (0.63) (0.19) (0.01) (0.60) (0.33)
Net realized gains ................. (13.69) (10.70) (3.02) (7.40) (13.88) (8.01)
Total distributions ................... (13.69) (11.33) (3.21) (7.41) (14.48) (8.34)
Net asset value, end of period .......... $122.09 $123.36 $129.24 $101.80 $92.24 $128.40
Total return
c
....................... 10.04% 3.84% 30.89% 19.33% (19.55)% 40.82%
Ratios to average net assets
d
Expenses
e
........................ 0.82% 0.88% 0.87% 0.92% 0.99% 1.05%
Net investment income ............... 0.10% 0.24% 0.26% 0.34% 0.07% 0.20%
Supplemental data
Net assets, end of period (000’s) ........ $5,908,241 $5,683,066 $5,989,514 $4,928,013 $4,442,688 $5,915,779
Portfolio turnover rate ................ 21% 44% 22% 25% 32% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $85.51 $92.89 $74.39 $69.76 $100.59 $78.62
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.29) (0.45) (0.39) (0.29) (0.62) (0.51)
Net realized and unrealized gains (losses) 8.56 3.79 21.91 12.33 (16.33) 30.49
Total from investment operations ........ 8.27 3.34 21.52 12.04 (16.95) 29.98
Less distributions from:
Net investment income .............. — (0.02) — (0.01) — —
Net realized gains ................. (13.69) (10.70) (3.02) (7.40) (13.88) (8.01)
Total distributions ................... (13.69) (10.72) (3.02) (7.41) (13.88) (8.01)
Net asset value, end of period .......... $80.09 $85.51 $92.89 $74.39 $69.76 $100.59
Total return
c
....................... 9.63% 3.06% 29.91% 18.44% (20.15)% 39.76%
Ratios to average net assets
d
Expenses
e
........................ 1.58% 1.62% 1.62% 1.67% 1.74% 1.80%
Net investment (loss) ................ (0.65)% (0.51)% (0.49)% (0.41)% (0.68)% (0.56)%
Supplemental data
Net assets, end of period (000’s) ........ $25,774 $27,199 $32,819 $31,579 $31,125 $41,870
Portfolio turnover rate ................ 21% 44% 22% 25% 32% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $115.33 $121.52 $95.99 $87.58 $122.36 $93.85
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.09) (0.01) 0.02 0.09 (0.28) (0.12)
Net realized and unrealized gains (losses) 11.55 4.85 28.56 15.73 (20.57) 36.77
Total from investment operations ........ 11.46 4.84 28.58 15.82 (20.85) 36.65
Less distributions from:
Net investment income .............. — (0.33) (0.03) (0.01) (0.05) (0.13)
Net realized gains ................. (13.69) (10.70) (3.02) (7.40) (13.88) (8.01)
Total distributions ................... (13.69) (11.03) (3.05) (7.41) (13.93) (8.14)
Net asset value, end of period .......... $113.10 $115.33 $121.52 $95.99 $87.58 $122.36
Total return
c
....................... 9.91% 3.58% 30.56% 19.03% (19.74)% 40.47%
Ratios to average net assets
d
Expenses
e
........................ 1.07% 1.13% 1.12% 1.17% 1.24% 1.30%
Net investment income (loss) .......... (0.15)% (0.01)% 0.02% 0.10% (0.22)% (0.10)%
Supplemental data
Net assets, end of period (000’s) ........ $1,796 $1,819 $1,705 $1,304 $1,020 $3,860
Portfolio turnover rate ................ 21% 44% 22% 25% 32% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $140.71 $145.86 $114.45 $102.50 $141.11 $107.06
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.81 0.74 0.74 0.54 0.69
Net realized and unrealized gains (losses) 14.11 5.78 34.22 18.62 (24.24) 42.06
Total from investment operations ........ 14.42 6.59 34.96 19.36 (23.70) 42.75
Less distributions from:
Net investment income .............. — (1.04) (0.53) (0.01) (1.03) (0.69)
Net realized gains ................. (13.69) (10.70) (3.02) (7.40) (13.88) (8.01)
Total distributions ................... (13.69) (11.74) (3.55) (7.41) (14.91) (8.70)
Net asset value, end of period .......... $141.44 $140.71 $145.86 $114.45 $102.50 $141.11
Total return
c
....................... 10.23% 4.19% 31.32% 19.74% (19.27)% 41.29%
Ratios to average net assets
d
Expenses
e
........................ 0.50% 0.55% 0.53% 0.58% 0.65% 0.70%
Net investment income ............... 0.42% 0.57% 0.59% 0.70% 0.41% 0.55%
Supplemental data
Net assets, end of period (000’s) ........ $43,714 $44,506 $103,080 $98,187 $81,611 $102,909
Portfolio turnover rate ................ 21% 44% 22% 25% 32% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $140.01 $145.20 $113.95 $102.17 $140.72 $106.79
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.69 0.64 0.63 0.43 0.58
Net realized and unrealized gains (losses) 14.03 5.75 34.06 18.56 (24.18) 41.95
Total from investment operations ........ 14.29 6.44 34.70 19.19 (23.75) 42.53
Less distributions from:
Net investment income .............. — (0.93) (0.43) (0.01) (0.92) (0.59)
Net realized gains ................. (13.69) (10.70) (3.02) (7.40) (13.88) (8.01)
Total distributions ................... (13.69) (11.63) (3.45) (7.41) (14.80) (8.60)
Net asset value, end of period .......... $140.61 $140.01 $145.20 $113.95 $102.17 $140.72
Total return
c
....................... 10.19% 4.11% 31.21% 19.62% (19.35)% 41.17%
Ratios to average net assets
d
Expenses
e
........................ 0.57% 0.63% 0.62% 0.67% 0.74% 0.80%
Net investment income ............... 0.35% 0.49% 0.51% 0.60% 0.32% 0.46%
Supplemental data
Net assets, end of period (000’s) ........ $635,863 $577,507 $469,390 $380,831 $324,486 $412,837
Portfolio turnover rate ................ 21% 44% 22% 25% 32% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited), December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Automobiles 1.9%
a
Tesla, Inc. ......................................... United States 286,140 $ 128,682,881
Banks 4.3%
Bank of America Corp. ............................... United States 1,807,526 99,413,930
JPMorgan Chase & Co. ............................... United States 576,060 185,618,053
285,031,983
Beverages 1.1%
Keurig Dr. Pepper, Inc. ............................... United States 2,515,132 70,448,847
Biotechnology 2.7%
AbbVie, Inc. ....................................... United States 482,700 110,292,123
Regeneron Pharmaceuticals, Inc. ....................... United States 88,540 68,341,370
178,633,493
Broadline Retail 5.8%
a
Amazon.com, Inc. ................................... United States 1,660,340 383,239,679
Building Products 1.4%
Allegion plc ........................................ United States 243,900 38,833,758
Trane Technologies plc ............................... United States 138,400 53,865,280
92,699,038
Capital Markets 2.8%
KKR & Co., Inc. ..................................... United States 754,600 96,196,408
TPG, Inc. , A ....................................... United States 1,368,431 87,360,635
183,557,043
Chemicals 2.3%
Linde plc .......................................... United States 193,160 82,361,492
Novonesis Novozymes , B ............................. Denmark 1,188,945 76,069,330
158,430,822
Commercial Services & Supplies 1.0%
Republic Services, Inc. , A ............................. United States 312,300 66,185,739
Construction Materials 0.8%
CRH plc .......................................... United States 398,500 49,732,800
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 459,000 111,243,240
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp. .............................. United States 89,800 77,438,132
Walmart, Inc. ...................................... United States 959,500 106,897,895
184,336,027
Electric Utilities 2.8%
Constellation Energy Corp. ............................ United States 267,900 94,641,033
NextEra Energy, Inc. ................................. United States 1,110,700 89,166,996
183,808,029
Entertainment 2.1%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 501,600 49,412,616
Walt Disney Co. (The) ................................ United States 729,400 82,983,838
132,396,454
Financial Services 1.9%
Mastercard, Inc. , A .................................. United States 217,920 124,406,170

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.9%
Danone SA ........................................ France 626,319 $ 56,493,406
Ground Transportation 1.0%
Canadian Pacific Kansas City Ltd. ....................... Canada 850,400 62,608,226
Health Care Equipment & Supplies 2.0%
Becton Dickinson & Co. ............................... United States 301,200 58,453,884
a
Boston Scientific Corp. ............................... United States 786,500 74,992,775
133,446,659
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc. ......................... United States 302,896 87,006,876
Household Durables 1.0%
DR Horton, Inc. ..................................... United States 441,600 63,603,648
Industrial REITs 0.8%
Prologis, Inc. ....................................... United States 423,900 54,115,074
Insurance 0.8%
Aon plc , A ......................................... United States 148,660 52,459,141
Interactive Media & Services 6.1%
Alphabet, Inc. , A .................................... United States 1,294,300 405,115,900
IT Services 0.9%
Accenture plc , A .................................... United States 220,300 59,106,490
Life Sciences Tools & Services 2.7%
a
Mettler-Toledo International, Inc. ........................ United States 48,390 67,464,854
Thermo Fisher Scientific, Inc. .......................... United States 199,080 115,356,906
182,821,760
Machinery 3.7%
Fortive Corp. ....................................... United States 1,190,000 65,699,900
Ingersoll Rand, Inc. .................................. United States 1,300,100 102,993,922
Otis Worldwide Corp. ................................ United States 832,700 72,736,345
241,430,167
Office REITs 0.7%
BXP, Inc. .......................................... United States 633,200 42,728,336
Personal Care Products 1.3%
Unilever plc ........................................ United Kingdom 1,354,801 88,644,201
Pharmaceuticals 5.2%
AstraZeneca plc .................................... United Kingdom 392,185 72,577,501
Eli Lilly & Co. ...................................... United States 205,940 221,319,599
GSK plc .......................................... United States 2,239,065 54,895,641
348,792,741
Real Estate Management & Development 0.5%
FirstService Corp. ................................... Canada 228,200 35,491,946
Semiconductors & Semiconductor Equipment 12.9%
ASML Holding NV , ADR .............................. Netherlands 81,720 87,428,959
Broadcom, Inc. ..................................... United States 789,060 273,093,666
Marvell Technology, Inc. .............................. United States 570,200 48,455,596
NVIDIA Corp. ...................................... United States 2,420,600 451,441,900
860,420,121

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 11.4%
a
Cadence Design Systems, Inc. ......................... United States 170,320 $ 53,238,626
Microsoft Corp. ..................................... United States 1,114,940 539,207,283
Roper Technologies, Inc. .............................. United States 212,060 94,394,268
a
ServiceNow, Inc. .................................... United States 445,160 68,194,060
755,034,237
Specialty Retail 1.4%
Home Depot, Inc. (The) ............................... United States 271,880 93,553,908
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. ........................................ United States 1,966,328 534,565,930
Textiles, Apparel & Luxury Goods 0.9%
a
On Holding AG , A ................................... Switzerland 1,251,700 58,179,016
Total Common Stocks (Cost $ 3,495,653,044 ) ..................................
6,548,450,028
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b,c
U.S. Treasury Bills , 3 .49% , 4/23/26 ...................... United States 4,300,000 4,253,342
Total U.S. Government and Agency Securities (Cost $ 4,252,688 ) ................
4,253,342
Shares
Management Investment Companies 1.0%
d,e
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 69,394,218 69,394,218
Total Management Investment Companies (Cost $ 69,394,218 ) ..................
69,394,218
Total Short Term Investments (Cost $ 73,646,906 ) ..............................
73,647,560
a
Total Investments (Cost $ 3,569,299,950 ) 100.1% ..............................
$6,622,097,588
Other Assets, less Liabilities (0.1) % .........................................
(6,710,040)
Net Assets 100.0% .........................................................
$6,615,387,548
a a a
a
Non-income producing.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the value of this security pledged amounted to
$2,893,261, representing less than 0.1% of net assets.
d
See Note 3 ( g ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... HSBK Buy 742,200 542,596 1/14/26 $ — $ (1,622)
Canadian Dollar .... JPHQ Sell 47,711,000 34,146,845 1/14/26 — (628,672)
Canadian Dollar .... MSCO Sell 22,405,000 16,033,807 1/14/26 — (296,714)
Canadian Dollar .... SSBT Sell 30,937,600 22,194,515 1/14/26 — (355,234)
Canadian Dollar .... TDOM Sell 18,920,200 13,541,899 1/14/26 — (248,626)
Canadian Dollar .... WPAC Sell 17,695,100 12,666,590 1/14/26 — (230,986)
British Pound ...... BOFA Sell 50,678,700 68,070,211 3/17/26 — (229,862)
British Pound ...... BZWS Sell 12,241,400 16,442,099 3/17/26 — (55,730)
British Pound ...... CITI Sell 16,934,400 22,745,465 3/17/26 — (77,156)
British Pound ...... GSCO Buy 13,210,100 17,743,278 3/17/26 60,075 —
British Pound ...... HSBK Sell 12,889,300 17,311,812 3/17/26 — (59,196)
British Pound ...... MSCO Buy 1,125,500 1,502,624 3/17/26 14,221 —
British Pound ...... SSBT Sell 92,337,100 123,277,046 3/17/26 — (1,166,371)
British Pound ...... TDOM Buy 19,924,600 26,601,333 3/17/26 251,203 —
British Pound ...... UBSW Buy 806,900 1,088,832 3/17/26 — (1,366)
British Pound ...... UBSW Sell 523,100 698,380 3/17/26 — (6,606)
British Pound ...... WPAC Sell 11,146,100 14,881,292 3/17/26 — (140,393)
Danish Krone ...... BOFA Sell 134,718,600 21,321,824 3/17/26 37,077 —
Danish Krone ...... HSBK Buy 4,139,400 654,461 3/17/26 — (461)
Danish Krone ...... HSBK Sell 209,358,300 33,135,751 3/17/26 58,369 —
Danish Krone ...... MSCO Sell 51,912,200 8,202,624 3/17/26 801 —
Danish Krone ...... SSBT Sell 110,534,900 17,465,681 3/17/26 1,816 —
Euro ............. BOFA Buy 12,439,900 14,692,028 3/17/26 — (23,951)
Euro ............. BZWS Sell 10,023,500 11,838,044 3/17/26 19,182 —
Euro ............. GSCO Buy 1,058,100 1,251,033 3/17/26 — (3,411)
Euro ............. GSCO Sell 17,828,100 21,056,680 3/17/26 35,294 —
Euro ............. HSBK Buy 6,615,800 7,813,227 3/17/26 — (12,435)
Euro ............. JPHQ Sell 35,905,900 42,403,127 3/17/26 65,929 —
Euro ............. MSCO Sell 16,702,000 19,693,395 3/17/26 — (189)
Euro ............. SSBT Buy 8,614,700 10,081,893 3/17/26 75,832 —
Euro ............. SSBT Sell 21,305,100 25,120,630 3/17/26 — (540)
Euro ............. UBSW Buy 3,883,400 4,547,539 3/17/26 31,437 —
Euro ............. UBSW Sell 25,145,500 29,648,556 3/17/26 — (888)
Euro ............. WPAC Sell 44,982,300 53,039,125 3/17/26 — (195)
Swiss Franc ....... SSBT Sell 29,239,800 37,106,957 3/17/26 — (87,391)
Swiss Franc ....... WPAC Sell 12,412,400 15,751,277 3/17/26 — (37,857)
Total Forward Exchange Contracts ................................................... $651,236 $(3,665,852)
Net unrealized appreciation (depreciation) ............................................ $(3,014,616)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 27 .

Putnam Sustainable Leaders Fund
Financial Statements
Statement of Assets and Liabilities
December 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Leaders Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,499,905,732
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 69,394,218
Value - Unaffiliated issuers .................................................................. $6,552,703,370
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 69,394,218
Cash .................................................................................... 1,524,732
Receivables:
Investment securities sold ................................................................... 651,619
Capital shares sold ........................................................................ 509,378
Dividends and interest ..................................................................... 3,327,422
Unrealized appreciation on OTC forward exchange contracts .......................................... 651,236
Prepaid expenses .......................................................................... 1,267,646
Total assets .......................................................................... 6,630,029,621
Liabilities:
Payables:
Capital shares redeemed ................................................................... 3,627,094
Management fees ......................................................................... 2,571,792
Administrative fees ........................................................................ 20,840
Distribution fees .......................................................................... 1,295,067
Transfer agent fees ........................................................................ 1,523,215
Trustees' fees and expenses ................................................................. 1,497,678
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,665,852
Accrued expenses and other liabilities ........................................................... 440,535
Total liabilities ......................................................................... 14,642,073
Net assets, at value ................................................................. $6,615,387,548
Net assets consist of:
Paid-in capital ............................................................................. $3,389,569,440
Total distributable earnings (losses) ............................................................. 3,225,818,108
Net assets, at value ................................................................. $6,615,387,548

Putnam Sustainable Leaders Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
December 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Leaders Fund
Class A:
Net assets, at value ....................................................................... $5,908,240,533
Shares outstanding ........................................................................ 48,391,792
Net asset value per share
a ,b
.................................................................. $122.09
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $129.54
Class C:
Net assets, at value ....................................................................... $25,773,844
Shares outstanding ........................................................................ 321,791
Net asset value and maximum offering price per share
a ,b
............................................ $80.09
Class R:
Net assets, at value ....................................................................... $1,795,762
Shares outstanding ........................................................................ 15,877
Net asset value and maximum offering price per share
b
............................................. $113.10
Class R6:
Net assets, at value ....................................................................... $43,714,482
Shares outstanding ........................................................................ 309,073
Net asset value and maximum offering price per share
b
............................................. $141.44
Class Y:
Net assets, at value ....................................................................... $635,862,927
Shares outstanding ........................................................................ 4,522,221
Net asset value and maximum offering price per share
b
............................................. $140.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Sustainable Leaders Fund
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Leaders Fund
Investment income:
Dividends: (net of foreign taxes of $165,888)
Unaffiliated issuers ........................................................................ $28,240,853
Non-controlled affiliates (Note 3 g ) ............................................................. 1,739,489
Interest:
Unaffiliated issuers ........................................................................ 471,982
Total investment income ................................................................... 30,452,324
Expenses:
Management fees (Note 3 a ) ................................................................... 14,277,970
Administrative fees (Note 3 b ) .................................................................. 44,002
Distribution fees: (Note 3c )
Class A ................................................................................ 7,395,876
Class C ................................................................................ 134,292
Class R ................................................................................ 4,322
Transfer agent fees: (Note 3e )
Class A ................................................................................ 3,541,741
Class C ................................................................................ 16,118
Class R ................................................................................ 1,032
Class R6 ............................................................................... 11,202
Class Y ................................................................................ 366,601
Custodian fees (Note 4 ) ...................................................................... 30,540
Reports to shareholders fees .................................................................. 145,761
Registration and filing fees .................................................................... 74,066
Professional fees ........................................................................... 296,719
Trustees' fees and expenses (Note 3 f ) ........................................................... 114,158
Other .................................................................................... 114,545
Total expenses ......................................................................... 26,568,945
Expense reductions (Note 4 ) ............................................................... (128,739)
Net expenses ......................................................................... 26,440,206
Net investment income ................................................................ 4,012,118
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 364,314,828
Foreign currency transactions ................................................................ 40,824
Forward exchange contracts ................................................................. (3,589,283)
Net realized gain (loss) .................................................................. 360,766,369
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 246,613,633
Translation of other assets and liabilities denominated in foreign currencies .............................. (120,002)
Forward exchange contracts ................................................................. 13,870,141
Net change in unrealized appreciation (depreciation) ............................................ 260,363,772
Net realized and unrealized gain (loss) ............................................................ 621,130,141
Net increase (decrease) in net assets resulting from operations .......................................... $625,142,259

Putnam Sustainable Leaders Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Sustainable Leaders Fund
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,012,118 $16,639,250
Net realized gain (loss) ................................................. 360,766,369 828,581,693
Net change in unrealized appreciation (depreciation) ........................... 260,363,772 (603,971,620)
Net increase (decrease) in net assets resulting from operations ................ 625,142,259 241,249,323
Distributions to shareholders:
Class A ............................................................. (602,278,537) (507,320,619)
Class C ............................................................. (3,813,401) (3,568,346)
Class R ............................................................. (193,439) (138,384)
Class R6 ............................................................ (3,886,300) (8,021,747)
Class Y ............................................................. (57,242,862) (37,250,064)
Total distributions to shareholders .......................................... (667,414,539) (556,299,160)
Capital share transactions: (Note 2 )
Class A ............................................................. 267,691,565 (17,224,987)
Class B ............................................................. — (4,880,660)
Class C ............................................................. (65,822) (2,784,625)
Class R ............................................................. 9,571 204,595
Class R6 ............................................................ (1,260,421) (55,648,427)
Class Y ............................................................. 57,187,164 128,042,823
Total capital share transactions ............................................ 323,562,057 47,708,719
Net increase (decrease) in net assets ................................... 281,289,777 (267,341,118)
Net assets:
Beginning of period ..................................................... 6,334,097,771 6,601,438,889
End of period .......................................................... $6,615,387,548 $6,334,097,771

Putnam Sustainable Leaders Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Sustainable Leaders Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $3,131,728 and the aggregate value of collateral pledged for such contracts was
$2,893,261.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 320,589 $40,495,068 606,922 $76,340,251
Shares issued in reinvestment of distributions .......... 4,647,137 568,809,860 3,719,456 479,326,247
Shares redeemed ............................... (2,646,465) (341,613,363) (4,601,478) (572,891,485)
Net increase (decrease) .......................... 2,321,261 $267,691,565 (275,100) $(17,224,987)
Class B Shares:
*
Shares redeemed ............................... — — (62,689) (4,880,660)
Net increase (decrease) .......................... — $— (62,689) $(4,880,660)
1. Organization and Significant Accounting Policies
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 14,171 $1,262,042 37,848 $3,332,666
Shares issued in reinvestment of distributions .......... 47,441 3,809,985 39,699 3,561,819
Shares redeemed
a
.............................. (57,885) (5,137,849) (112,804) (9,679,110)
Net increase (decrease) .......................... 3,727 $(65,822) (35,257) $(2,784,625)
Class R Shares:
Shares sold ................................... 2,034 $247,007 4,683 $549,935
Shares issued in reinvestment of distributions .......... 1,706 193,439 1,147 138,384
Shares redeemed ............................... (3,637) (430,875) (4,090) (483,724)
Net increase (decrease) .......................... 103 $9,571 1,740 $204,595
Class R6 Shares:
Shares sold ................................... 34,673 $5,193,362 93,625 $13,324,141
Shares issued in reinvestment of distributions .......... 26,809 3,801,032 54,318 7,969,522
Shares redeemed ............................... (68,711) (10,254,815) (538,325) (76,942,090)
Net increase (decrease) .......................... (7,229) $(1,260,421) (390,382) $(55,648,427)
Class Y Shares:
Shares sold ................................... 517,696 $77,453,716 1,615,479 $225,070,278
Shares issued in reinvestment of distributions .......... 401,779 56,630,810 251,555 36,742,079
Shares redeemed ............................... (522,132) (76,897,362) (974,767) (133,769,534)
Net increase (decrease) .......................... 397,343 $57,187,164 892,267 $128,042,823
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the
Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the S&P 500
Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.12%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the Fund.
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.433% of the Fund’s average net assets, which included an effective base fee of 0.530% and a decrease of 0.097%
($3,187,320) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Effective June 1, 2024, under an agreement with Putnam Management, FT Services provides administrative services to the
Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $65,967
CDSC retained .............................................................................. $1,092
3. Transactions with Affiliates
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended December 31, 2025, the fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $165,159,563 $375,225,856 $(470,991,201) $— $— $69,394,218 69,394,218 $1,739,489
Total Affiliated Securities ... $165,159,563 $375,225,856 $(470,991,201) $— $— $69,394,218 $1,739,489
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At June 30, 2025, the Fund deferred late-year ordinary losses of $26,171,050.
At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2025, aggregated
$1,324,598,798 and $1,537,928,318, respectively.
7. Concentration of Risk
Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the Fund invests, the Fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $3,567,660,471
Unrealized appreciation ........................................................................ $3,159,405,162
Unrealized depreciation ........................................................................ (107,982,661)
Net unrealized appreciation (depreciation) .......................................................... $3,051,422,501
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Sustainable Leaders Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 651,236 Unrealized depreciation on OTC
forward exchange contracts
$ 3,665,852
Total .................... $651,236 $3,665,852

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended December 31, 2025, the average month end contract value of forward exchange contracts was
$795,108,906.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Sustainable Leaders Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(3,589,283) Forward exchange contracts $13,870,141
Total ....................... $(3,589,283) $13,870,141
8. Other Derivative Information
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 128,682,881 $ — $ — $ 128,682,881
Banks ............................... 285,031,983 — — 285,031,983
Beverages ........................... 70,448,847 — — 70,448,847
Biotechnology ......................... 178,633,493 — — 178,633,493
Broadline Retail ....................... 383,239,679 — — 383,239,679
Building Products ...................... 92,699,038 — — 92,699,038
Capital Markets ........................ 183,557,043 — — 183,557,043
Chemicals ........................... 82,361,492 76,069,330 — 158,430,822
Commercial Services & Supplies ........... 66,185,739 — — 66,185,739
Construction Materials .................. 49,732,800 — — 49,732,800
Consumer Finance ..................... 111,243,240 — — 111,243,240
Consumer Staples Distribution & Retail ...... 184,336,027 — — 184,336,027
Electric Utilities ........................ 183,808,029 — — 183,808,029
Entertainment ......................... 132,396,454 — — 132,396,454
Financial Services ...................... 124,406,170 — — 124,406,170
Food Products ........................ — 56,493,406 — 56,493,406
Ground Transportation .................. 62,608,226 — — 62,608,226
Health Care Equipment & Supplies ......... 133,446,659 — — 133,446,659
Hotels, Restaurants & Leisure ............. 87,006,876 — — 87,006,876
Household Durables .................... 63,603,648 — — 63,603,648
Industrial REITs ....................... 54,115,074 — — 54,115,074
Insurance ............................ 52,459,141 — — 52,459,141
Interactive Media & Services .............. 405,115,900 — — 405,115,900
IT Services ........................... 59,106,490 — — 59,106,490
Life Sciences Tools & Services ............ 182,821,760 — — 182,821,760
Machinery ............................ 241,430,167 — — 241,430,167
Office REITs .......................... 42,728,336 — — 42,728,336
Personal Care Products ................. — 88,644,201 — 88,644,201
Pharmaceuticals ....................... 221,319,599 127,473,142 — 348,792,741
Real Estate Management & Development .... 35,491,946 — — 35,491,946
Semiconductors & Semiconductor Equipment . 860,420,121 — — 860,420,121
Software ............................. 755,034,237 — — 755,034,237
Specialty Retail ........................ 93,553,908 — — 93,553,908
Technology Hardware, Storage & Peripherals . 534,565,930 — — 534,565,930

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ 58,179,016 $ — $ — $ 58,179,016
Short Term Investments ................... 69,394,218 4,253,342 — 73,647,560
Total Investments in Securities ........... $6,269,164,167 $352,933,421
b
$— $6,622,097,588
Other Financial Instruments:
Forward Exchange Contracts ............... $— $651,236 $— $651,236
Total Other Financial Instruments ......... $— $651,236 $— $651,236
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,665,852 $ — $ 3,665,852
Total Other Financial Instruments ......... $— $3,665,852 $— $3,665,852
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $348,680,079, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Putnam Sustainable Leaders Fund

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39051-SFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Sustainable Leaders Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 26, 2026